UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04873

                                       The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The GAMCO Growth Fund Third Quarter Report — September 30, 2017	Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class I Share of The GAMCO Growth Fund increased 4.5% compared with increases of 4.5% and 5.9% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since Inception (4/10/87)

	Quarter	1 Year	3 Year	5 Year	10 Year
Class I (GGCIX)	4.54%	18.82%	10.90%	13.78%	6.74%	10.13%
S&P 500 Index	4.48	18.61	10.81	14.22	7.44	9.77	(b)
Russell 1000 Growth Index	5.90	21.94	12.69	15.26	9.08	9.39	(b)
Class AAA (GABGX)	4.47	18.54	10.62	13.49	6.49	10.05
Class A (GGCAX)	4.47	18.52	10.62	13.50	6.49	10.05
With sales charge (c)	(1.54)	11.70	8.45	12.16	5.86	9.84
Class C (GGCCX)	4.27	17.64	9.79	12.65	5.69	9.67
With contingent deferred sales charge (d)	3.27	16.64	9.79	12.65	5.69	9.67
Class T (GGGTX)	4.45	18.52	10.61	13.49	6.49	10.05
With sales charge (e)	1.84	15.56	9.68	12.92	6.22	9.93

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I, and T Shares are 1.44%, 1.44%, 2.19%, 1.19%, and 1.44%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the 2.50% sales charge at the beginning of the period.

The GAMCO Growth Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 20.9%
129,400	Adobe Systems Inc.†	$19,303,892
17,100	Alphabet Inc., Cl. A†	16,650,612
16,935	Alphabet Inc., Cl. C†	16,242,528
199,000	Facebook Inc., Cl. A†	34,003,130
420,000	Microsoft Corp.	31,285,800
30,300	salesforce.com Inc.†	2,830,626

		120,316,588

	HEALTH CARE — 20.7%
102,400	Abbott Laboratories	5,464,064
69,200	AbbVie Inc.	6,149,112
53,900	Becton, Dickinson and Co.	10,561,705
11,900	Biogen Inc.†.	3,726,128
115,300	Bristol-Myers Squibb Co.	7,349,222
39,900	Celgene Corp.†	5,818,218
47,000	Danaher Corp.	4,031,660
47,800	Humana Inc.	11,645,514
58,600	Johnson & Johnson	7,618,586
5,800	Regeneron Pharmaceuticals Inc.†	2,593,296
15,900	Stryker Corp.	2,258,118
49,300	Thermo Fisher Scientific Inc.	9,327,560
126,100	UnitedHealth Group Inc.	24,696,685
275,500	Zoetis Inc.	17,565,880

		118,805,748

	FINANCIAL SERVICES — 15.0%
107,400	American Tower Corp.	14,679,432
116,200	Crown Castle International Corp.	11,617,676
31,500	First Republic Bank	3,290,490
67,000	Fiserv Inc.†	8,640,320
156,200	Mastercard Inc., Cl. A.	22,055,440
124,000	PayPal Holdings Inc.†	7,939,720
13,900	SBA Communications Corp.†	2,002,295
41,000	The Charles Schwab Corp.	1,793,340
135,500	Visa Inc., Cl. A.	14,260,020

		86,278,733

	CONSUMER DISCRETIONARY - OTHER — 10.8%
19,600	Amazon.com Inc.†	18,842,460
36,200	Costco Wholesale Corp.	5,947,298
67,600	NIKE Inc., Cl. B	3,505,060
160,200	Starbucks Corp.	8,604,342
105,300	The Home Depot Inc.	17,222,868
2,400	The Priceline Group Inc.†	4,393,968
21,100	Netflix Inc.†	3,826,485

		62,342,481

	TECHNOLOGY - COMPUTER TECHNOLOGY,
	SEMICON-DUCTORS, AND COMPONENTS — 10.1%
241,500	Apple Inc.	37,219,980
80,000	Applied Materials Inc.	4,167,200
24,400	Broadcom Ltd.	5,917,976

Shares		Market Value
34,000	NVIDIA Corp.	$6,078,180
53,500	Texas Instruments Inc.	4,795,740

		58,179,076

	PRODUCER DURABLES — 9.1%
30,500	3M Co.	6,401,950
226,000	General Electric Co.	5,464,680
45,000	Honeywell International Inc.	6,378,300
29,500	Lockheed Martin Corp.	9,153,555
50,000	Parker-Hannifin Corp.	8,751,000
23,000	Roper Technologies Inc.	5,598,200
42,500	The Boeing Co.	10,803,925

		52,551,610

	CONSUMER DISCRETIONARY - MEDIA — 4.8%
14,200	Charter Communications Inc., Cl. A†	5,160,564
449,000	Comcast Corp., Cl. A	17,277,520
52,100	The Walt Disney Co.	5,135,497

		27,573,581

	CONSUMER STAPLES — 3.4%
102,600	Blue Buffalo Pet Products Inc.†	2,908,710
149,100	PepsiCo Inc.	16,614,213

		19,522,923

	MATERIALS AND PROCESSING — 2.2%
30,100	Ecolab Inc.	3,871,161
24,500	The Sherwin-Williams Co.	8,771,980

		12,643,141

	UTILITIES — 2.0%
117,525	Avangrid Inc.	5,573,036
39,500	NextEra Energy Inc.	5,788,725

		11,361,761

	TOTAL COMMON STOCKS	569,575,642

See accompanying notes to schedule of investments.

The GAMCO Growth Fund

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Principal Amount		Market Value
U.S. GOVERNMENT OBLIGATIONS — 1.0%
$ 5,856,000	U.S. Treasury Bills, 0.977% to 1.037%††, 11/16/17 to 12/28/17	$ 5,842,654

Market Value
TOTAL INVESTMENTS — 100.0% (Cost $381,951,372)	$575,418,296

Aggregate tax cost	$382,527,477
Gross unrealized appreciation	$194,488,232
Gross unrealized depreciation	(1,597,413)
Net unrealized appreciation/depreciation	$192,890,819

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, nless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$569,575,642
Level 2 - Other Significant Observable Inputs	5,842,654

Total	$575,418,296

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks. Level 2 consists of U.S. Government Obligations.

There were no Level 3 investments held at September 30, 2017 or December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q117QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The GAMCO Growth Fund

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                       11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                       11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date                                       11/28/2017

* Print the name and title of each signing officer under his or her signature.